T. ROWE PRICE QM U.S. BOND ETF

January 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 5.4%
Car Loan 2.1%
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class A2, 4.452%, 6/15/33 (1)	1,113	1,119
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.305%, 9/15/33 (1)	1,293	1,300
ARI Fleet Lease Trust, Series 2025-A, Class A3, 4.46%, 1/17/34 (1)	1,255	1,268
ARI Fleet Lease Trust, Series 2026-A, Class A2, 3.96%, 11/15/34 (1)	310	310
ARI Fleet Lease Trust, Series 2026-A, Class A3, 4.09%, 11/15/34 (1)	110	110
Avis Budget Rental Car Funding AESOP, Series 2025-3A, Class A, 4.17%, 2/20/30 (1)	385	384
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04%, 12/17/29	755	756
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	65	66
CarMax Auto Owner Trust, Series 2025-4, Class A4, 4.08%, 6/16/31	560	560
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	45	44
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	637	640
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 1/10/30	40	40
Carvana Auto Receivables Trust, Series 2024-P4, Class A4, 4.74%, 12/10/30	65	66
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	510	514
Carvana Auto Receivables Trust, Series 2025-P1, Class B, 4.98%, 5/12/31	1,550	1,577
Carvana Auto Receivables Trust, Series 2025-P2, Class A4, 4.75%, 6/10/31	1,340	1,361
Carvana Auto Receivables Trust, Series 2025-P4, Class A4, 4.25%, 11/10/31	775	779
Chase Auto Owner Trust, Series 2025-1A, Class A3, 4.29%, 6/25/30 (1)	1,135	1,145
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%, 6/15/29 (1)	913	905
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	27	27
Enterprise Fleet Financing, Series 2024-4, Class A2, 4.69%, 7/20/27 (1)	34	34
Enterprise Fleet Financing, Series 2024-4, Class A4, 4.70%, 6/20/31 (1)	50	51
Enterprise Fleet Financing, Series 2025-3, Class A3, 4.46%, 9/20/29 (1)	1,330	1,345
Exeter Automobile Receivables Trust, Series 2025-2A, Class A3, 4.74%, 1/16/29	920	923
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 5/15/30	1,000	1,006
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24%, 11/15/29	535	537
Exeter Select Automobile Receivables Trust, Series 2025-1, Class B, 4.87%, 8/15/31	990	1,000
Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, 8/15/30	880	886
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	2,605	2,613
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35 (1)	100	102
GM Financial Automobile Leasing Trust, Series 2025-1, Class A4, 4.70%, 2/20/29	250	253
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3, 4.62%, 12/17/29	40	40
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A4, 4.73%, 8/16/30	45	46
GMF Floorplan Owner Revolving Trust, Series 2025-1A, Class B, 4.79%, 3/15/29 (1)	1,400	1,410
GMF Floorplan Owner Revolving Trust, Series 2025-2A, Class B, 4.91%, 3/15/30 (1)	1,370	1,386
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.957%, 3/21/33 (1)	293	296
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29 (1)	2,425	2,434
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 9/25/30 (1)	765	768
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	27	27
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62%, 11/15/28	46	46

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63%, 8/15/29	60	60
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74%, 1/16/29	90	90
SBNA Auto Lease Trust, Series 2025-A, Class A3, 4.83%, 4/20/28 (1)	510	513
SBNA Auto Lease Trust, Series 2025-A, Class A4, 4.87%, 7/20/29 (1)	510	515
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A4, 4.83%, 12/20/30 (1)	405	413
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.11%, 2/20/31 (1)	405	415
Stellantis Financial Underwritten Enhanced Lease, Series 2025-BA, Class B, 4.47%, 7/20/29 (1)	415	418
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A4, 4.29%, 6/20/29 (1)	905	910
Toyota Lease Owner Trust, Series 2025-A, Class A4, 4.81%, 6/20/29 (1)	550	556
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	49	49
Wheels Fleet Lease Funding, Series 2025-2A, Class A1, 4.41%, 5/18/40 (1)	3,295	3,320
Wheels Fleet Lease Funding 1, Series 2025-1A, Class A1, 4.57%, 1/18/40 (1)	1,369	1,382
		36,815
Other Asset-Backed Securities 3.2%
Affirm Master Trust, Series 2025-2A, Class A, 4.67%, 7/15/33 (1)	2,395	2,412
AGL 13, Series 2021-13A, Class A1R, CLO, FRN, 3M TSFR + 1.10%, 4.768%, 10/20/34 (1)	3,435	3,436
AMSR Trust, Series 2021-SFR2, Class C, 1.877%, 8/17/38 (1)	1,685	1,656
AMSR Trust, Series 2021-SFR4, Class A, 2.117%, 12/17/38 (1)	1,596	1,568
Apex Credit 13, Series 2025-13A, Class A1, CLO, FRN, 5.021%, 1/22/39 (1)	2,580	2,580
Ares Loan Funding IX, Series 2025-ALF9A, Class A1, FRN, 3M TSFR + 1.18%, 4.852%, 3/31/38 (1)	950	951
Barings, Series 2021-3A, Class B1R, CLO, FRN, 3M TSFR + 1.63%, 5.298%, 1/18/35 (1)	1,695	1,696
Benefit Street Partners, Series 2015-6BR, Class A1R, FRN, 3M TSFR + 1.18%, 4.848%, 4/20/38 (1)	1,260	1,262
CCG Receivables Trust, Series 2025-1, Class A2, 4.48%, 10/14/32 (1)	333	335
Clarus Capital Funding, Series 2024-1A, Class A2, 4.71%, 8/20/32 (1)	47	47
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	170	167
Dell Equipment Finance Trust, Series 2023-2, Class B, 5.77%, 1/22/29 (1)	100	100
Dext ABS, Series 2025-1, Class A3, 4.77%, 8/15/35 (1)	1,550	1,566
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	43	44
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	70	72
Elara HGV Timeshare, Series 2023-A, Class B, 6.53%, 2/25/38 (1)	48	49
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	48	49
Eldridge, Series 2025-2A, Class A1, CLO, FRN, 4.916%, 1/20/39 (1)	3,105	3,113
Fortress Credit BSL XIX, Series 2023-2A, Class A1R, FRN, 3M TSFR + 1.35%, 5.018%, 7/24/36 (1)	3,825	3,832
Halseypoint, Series 2022-6A, Class A1R, FRN, 3M TSFR + 1.35%, 5.018%, 1/20/38 (1)	1,285	1,289
Hilton Grand Vacations Trust, Series 2025-2A, Class A, 4.54%, 5/25/44 (1)	700	703
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (1)	1,750	1,772
Madison Park Funding XXXV, Series 2019-35A, Class A1R2, FRN, 4.888%, 2/13/39 (1)(2)	4,060	4,060
MMAF Equipment Finance, Series 2022-A, Class A4, 3.32%, 6/13/44 (1)	100	99

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Neuberger Berman Loan Advisers, Series 2021-43A, Class AR, FRN, 3M TSFR + 1.05%, 4.718%, 7/17/36 (1)	1,250	1,249
Neuberger Berman Loan Advisers, Series 2022-48A, Class A1R, FRN, 3M TSFR + 1.09%, 4.758%, 4/25/36 (1)	3,580	3,580
NMEF Funding, Series 2025-A, Class A2, 4.72%, 7/15/32 (1)	255	256
Octane Receivables Trust, Series 2024-1A, Class A2, 5.68%, 5/20/30 (1)	33	33
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	802	816
Octane Receivables Trust, Series 2025-RVM1, Class A, 4.48%, 12/20/46 (1)	1,109	1,111
PEAC Solutions Receivables, Series 2024-1A, Class A2, 5.79%, 6/21/27 (1)	414	417
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	280	281
PEAC Solutions Receivables, Series 2026-1A, Class A3, 4.39%, 7/20/33 (1)	985	989
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90%, 5/15/31 (1)	115	117
Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, 4/17/27 (1)	645	635
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00%, 8/9/29 (1)	99	94
Progress Residential Trust, Series 2025-SFR5, Class A, 3.85%, 10/17/42 (1)	495	478
Regatta XVI Funding, Series 2019-2A, Class A1R2, FRN, 4.854%, 4/15/39 (1)(2)	700	700
Rockford Tower, Series 2022-1A, Class A1R, FRN, 3M TSFR + 1.20%, 4.868%, 7/20/35 (1)	3,560	3,564
SCF Equipment Trust, Series 2025-1A, Class A2, 4.82%, 7/22/30 (1)	52	52
SCF Equipment Trust, Series 2025-1A, Class A3, 5.11%, 11/21/33 (1)	100	102
Sierra Timeshare Receivables Funding, Series 2025-2A, Class A, 4.72%, 4/20/44 (1)	559	563
Signal Peak, Series 2021-10A, Class A1R, FRN, 3M TSFR + 1.19%, 4.858%, 1/24/38 (1)	2,100	2,101
Symphony 37, Series 2022-37A, Class AR2, CLO, FRN, 4.801%, 1/20/37 (1)(2)	1,530	1,530
Symphony XXXI, Series 2022-31A, Class AR, CLO, FRN, 4.839%, 1/22/38 (1)	555	555
THL Credit Wind River, Series 2019-3A, Class AR3, FRN, 3M TSFR + 1.20%, 4.992%, 1/15/38 (1)	660	661
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	230	229
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943%, 7/17/38 (1)	1,363	1,347
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856%, 4/17/39 (1)	1,757	1,748
Trinitas VII, Series 2017-7A, Class A1R2, CLO, FRN, 3M TSFR + 1.06%, 4.728%, 1/25/35 (1)	905	904
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	55	56
Verdant Receivables, Series 2025-1A, Class B, 5.37%, 5/12/33 (1)	100	102
Wingspire Equipment Finance, Series 2025-1A, Class A2, 4.33%, 9/20/33 (1)	220	221
		57,349
Student Loan 0.1%
Bayview Opportunity Master Fund VII, Series 2025-EDU1, Class A, FRN, SOFR30A + 1.30%, 4.997%, 7/27/48 (1)	923	934
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (1)	28	28
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A, 2.46%, 11/15/68 (1)	63	61
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (1)	30	29
Nelnet Student Loan Trust, Series 2021-DA, Class AFX, 1.63%, 4/20/62 (1)	44	42
		1,094
Total Asset-Backed Securities (Cost $94,735)		95,258

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 28.7%
FINANCIAL INSTITUTIONS 10.4%
Banking 5.9%
Ally Financial, 2.20%, 11/2/28	35	33
Ally Financial, VR, 6.848%, 1/3/30 (3)	680	720
American Express, VR, 4.918%, 7/20/33 (3)	630	638
Banco Bilbao Vizcaya Argentaria, 5.381%, 3/13/29	400	415
Banco Bilbao Vizcaya Argentaria, VR, 6.138%, 9/14/28 (3)	800	827
Banco Santander, 3.49%, 5/28/30	3,600	3,472
Banco Santander, 5.439%, 7/15/31	400	419
Banco Santander, VR, 5.552%, 3/14/28 (3)	1,200	1,219
Banco Santander, VR, 6.527%, 11/7/27 (3)	600	611
Bank of America, VR, 1.658%, 3/11/27 (3)	130	130
Bank of America, VR, 1.734%, 7/22/27 (3)	150	148
Bank of America, VR, 1.898%, 7/23/31 (3)	280	252
Bank of America, VR, 1.922%, 10/24/31 (3)	240	215
Bank of America, VR, 2.551%, 2/4/28 (3)	130	128
Bank of America, VR, 2.572%, 10/20/32 (3)	65	59
Bank of America, VR, 2.592%, 4/29/31 (3)	310	289
Bank of America, VR, 2.676%, 6/19/41 (3)	230	168
Bank of America, VR, 2.831%, 10/24/51 (3)	110	70
Bank of America, VR, 3.559%, 4/23/27 (3)	130	130
Bank of America, VR, 3.705%, 4/24/28 (3)	120	120
Bank of America, VR, 3.824%, 1/20/28 (3)	345	344
Bank of America, VR, 3.846%, 3/8/37 (3)	280	263
Bank of America, VR, 4.078%, 4/23/40 (3)	1,040	920
Bank of America, VR, 4.244%, 4/24/38 (3)	15	14
Bank of America, VR, 4.271%, 7/23/29 (3)	2,230	2,240
Bank of America, VR, 4.376%, 4/27/28 (3)	130	131
Bank of America, VR, 4.571%, 4/27/33 (3)	2,330	2,318
Bank of America, VR, 5.819%, 9/15/29 (3)	450	469
Bank of America, 5.875%, 2/7/42	15	16
Bank of America, VR, 5.933%, 9/15/27 (3)	360	364
Bank of America, 7.75%, 5/14/38	800	975
Bank of Montreal, Series J, VR, 4.439%, 1/14/32 (3)	1,360	1,357
Bank of New York Mellon, VR, 3.442%, 2/7/28 (3)	810	807
Bank of New York Mellon, VR, 3.992%, 6/13/28 (3)	240	240
Bank of New York Mellon, VR, 5.606%, 7/21/39 (3)	120	125
Bank of New York Mellon, VR, 5.834%, 10/25/33 (3)	220	236
Bank of New York Mellon, VR, 6.317%, 10/25/29 (3)	1,110	1,175
Barclays, VR, 2.279%, 11/24/27 (3)	200	197
Barclays, VR, 5.69%, 3/12/30 (3)	990	1,031
Barclays, VR, 7.437%, 11/2/33 (3)	2,050	2,341
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.25%, 9/10/29	700	718
Capital One Financial, VR, 2.359%, 7/29/32 (3)	50	44

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Capital One Financial, 3.65%, 5/11/27	155	154
Capital One Financial, 3.75%, 7/28/26	110	110
Capital One Financial, VR, 4.927%, 5/10/28 (3)	220	222
Capital One Financial, VR, 5.268%, 5/10/33 (3)	110	112
Capital One Financial, VR, 5.884%, 7/26/35 (3)(4)	1,260	1,313
Capital One Financial, VR, 7.149%, 10/29/27 (3)	220	225
Citigroup, VR, 2.666%, 1/29/31 (3)	140	131
Citigroup, VR, 3.07%, 2/24/28 (3)	190	188
Citigroup, VR, 3.785%, 3/17/33 (3)	260	247
Citigroup, VR, 3.878%, 1/24/39 (3)	1,600	1,408
Citigroup, VR, 3.887%, 1/10/28 (3)	560	559
Citigroup, VR, 3.98%, 3/20/30 (3)	60	60
Citigroup, 4.65%, 7/30/45	15	13
Citigroup, VR, 4.91%, 5/24/33 (3)	520	525
Citigroup, VR, 5.411%, 9/19/39 (3)	200	200
Citigroup, VR, 5.449%, 6/11/35 (3)	260	268
Citigroup, 5.875%, 1/30/42	2,115	2,217
Citigroup, VR, 6.27%, 11/17/33 (3)	260	283
Commonwealth Bank of Australia, 4.577%, 11/27/26	320	322
Cooperatieve Rabobank UA, 5.25%, 5/24/41	120	120
Credit Agricole, VR, 4.656%, 1/12/32 (1)(3)	1,320	1,321
Credit Suisse USA, 7.125%, 7/15/32	220	251
Danske Bank, VR, 4.298%, 4/1/28 (1)(3)	200	200
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (3)	1,780	1,778
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (3)	30	31
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (3)	45	47
Goldman Sachs Bank USA, VR, 5.283%, 3/18/27 (3)	100	100
Goldman Sachs Bank USA, VR, 5.414%, 5/21/27 (3)	120	121
Goldman Sachs Group, VR, 1.431%, 3/9/27 (3)	130	130
Goldman Sachs Group, VR, 1.542%, 9/10/27 (3)	140	138
Goldman Sachs Group, VR, 1.948%, 10/21/27 (3)	465	458
Goldman Sachs Group, VR, 2.615%, 4/22/32 (3)	150	137
Goldman Sachs Group, VR, 2.64%, 2/24/28 (3)	520	513
Goldman Sachs Group, 3.50%, 11/16/26	790	788
Goldman Sachs Group, VR, 3.615%, 3/15/28 (3)	260	259
Goldman Sachs Group, VR, 3.691%, 6/5/28 (3)	390	388
Goldman Sachs Group, 3.80%, 3/15/30	140	138
Goldman Sachs Group, VR, 4.387%, 6/15/27 (3)	120	120
Goldman Sachs Group, VR, 5.727%, 4/25/30 (3)	60	63
Goldman Sachs Group, VR, 5.851%, 4/25/35 (3)	60	63
Goldman Sachs Group, 6.25%, 2/1/41	1,940	2,110
Goldman Sachs Group, VR, 6.484%, 10/24/29 (3)	1,370	1,450
Goldman Sachs Group, 6.75%, 10/1/37	15	17
HSBC Holdings, VR, 2.013%, 9/22/28 (3)	265	256
HSBC Holdings, VR, 3.973%, 5/22/30 (3)	840	831
HSBC Holdings, VR, 4.041%, 3/13/28 (3)	1,200	1,200
HSBC Holdings, VR, 5.402%, 8/11/33 (3)	780	806

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
HSBC Holdings, VR, 6.332%, 3/9/44 (3)	380	415
Huntington Bancshares, VR, 6.141%, 11/18/39 (3)	210	219
Huntington Bancshares, VR, 6.208%, 8/21/29 (3)	50	52
ING Groep, 4.55%, 10/2/28	1,290	1,306
ING Groep, VR, 5.55%, 3/19/35 (3)	2,500	2,595
ING Groep, VR, 6.114%, 9/11/34 (3)	200	216
JPMorgan Chase, VR, 1.04%, 2/4/27 (3)	130	130
JPMorgan Chase, VR, 1.47%, 9/22/27 (3)	520	512
JPMorgan Chase, VR, 1.578%, 4/22/27 (3)	255	254
JPMorgan Chase, VR, 2.182%, 6/1/28 (3)	240	234
JPMorgan Chase, VR, 2.947%, 2/24/28 (3)	380	376
JPMorgan Chase, VR, 2.956%, 5/13/31 (3)	275	259
JPMorgan Chase, VR, 3.109%, 4/22/51 (3)	15	10
JPMorgan Chase, VR, 3.54%, 5/1/28 (3)	145	144
JPMorgan Chase, VR, 3.782%, 2/1/28 (3)	485	484
JPMorgan Chase, VR, 4.203%, 7/23/29 (3)	2,180	2,188
JPMorgan Chase, VR, 4.586%, 4/26/33 (3)	210	210
JPMorgan Chase, 4.95%, 6/1/45	600	561
JPMorgan Chase, VR, 4.979%, 7/22/28 (3)	90	91
JPMorgan Chase, VR, 5.04%, 1/23/28 (3)	390	394
JPMorgan Chase, VR, 5.299%, 7/24/29 (3)	1,350	1,389
JPMorgan Chase, VR, 5.336%, 1/23/35 (3)	300	309
JPMorgan Chase, 5.50%, 10/15/40	750	778
JPMorgan Chase, VR, 6.087%, 10/23/29 (3)	1,790	1,881
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (3)	850	858
Mitsubishi UFJ Financial Group, VR, 4.505%, 1/14/32 (3)	1,935	1,938
Morgan Stanley, VR, 1.512%, 7/20/27 (3)	130	129
Morgan Stanley, VR, 1.593%, 5/4/27 (3)	130	129
Morgan Stanley, VR, 2.475%, 1/21/28 (3)	1,840	1,814
Morgan Stanley, 3.125%, 7/27/26	135	135
Morgan Stanley, VR, 3.622%, 4/1/31 (3)	10	10
Morgan Stanley, VR, 4.21%, 4/20/28 (3)	260	261
Morgan Stanley, VR, 4.431%, 1/23/30 (3)	230	232
Morgan Stanley, VR, 4.889%, 7/20/33 (3)	130	131
Morgan Stanley, VR, 5.173%, 1/16/30 (3)	1,360	1,396
Morgan Stanley, VR, 5.297%, 4/20/37 (3)	260	264
Morgan Stanley, VR, 5.32%, 7/19/35 (3)	260	266
Morgan Stanley, VR, 5.449%, 7/20/29 (3)	120	124
Morgan Stanley, VR, 5.652%, 4/13/28 (3)	240	244
Morgan Stanley, VR, 5.656%, 4/18/30 (3)	155	161
Morgan Stanley, VR, 5.831%, 4/19/35 (3)	120	127
Morgan Stanley, VR, 6.342%, 10/18/33 (3)	1,150	1,254
Morgan Stanley, VR, 6.407%, 11/1/29 (3)	60	63
Morgan Stanley, 7.25%, 4/1/32	120	138
Morgan Stanley Private Bank, VR, 4.734%, 7/18/31 (3)	2,150	2,178
National Bank of Canada, VR, 4.166%, 1/20/29 (3)	1,975	1,979
Northern Trust, 4.15%, 11/19/30	1,580	1,580

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
PNC Financial Services Group, VR, 4.626%, 6/6/33 (3)	110	109
PNC Financial Services Group, VR, 6.037%, 10/28/33 (3)	2,500	2,689
Royal Bank of Canada, 2.30%, 11/3/31	50	45
Royal Bank of Canada, 5.20%, 8/1/28	600	618
Santander Holdings USA, VR, 2.49%, 1/6/28 (3)(4)	380	374
Santander Holdings USA, 3.244%, 10/5/26	540	537
Santander Holdings USA, VR, 6.174%, 1/9/30 (3)	720	752
Santander Holdings USA, VR, 6.499%, 3/9/29 (3)	80	83
Santander Holdings USA, VR, 6.565%, 6/12/29 (3)	120	125
Santander UK Group Holdings, VR, 4.32%, 9/22/29 (3)	905	906
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1)	230	233
Standard Chartered, VR, 5.243%, 1/13/37 (1)(3)	760	758
State Street, VR, 2.203%, 2/7/28 (3)	160	157
State Street, VR, 4.421%, 5/13/33 (3)(4)	430	428
State Street, 5.272%, 8/3/26	190	191
State Street, VR, 5.684%, 11/21/29 (3)(4)	1,400	1,463
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (3)	240	239
Toronto-Dominion Bank, 4.456%, 6/8/32 (4)	95	95
Toronto-Dominion Bank, 5.264%, 12/11/26	1,570	1,589
Toronto-Dominion Bank, 5.523%, 7/17/28	340	352
Toronto-Dominion Bank, 5.532%, 7/17/26	100	101
UBS, 5.65%, 9/11/28	800	834
US Bancorp, VR, 4.967%, 7/22/33 (3)	240	242
US Bancorp, VR, 5.85%, 10/21/33 (3)	1,700	1,815
US Bancorp, VR, 6.787%, 10/26/27 (3)	220	225
Wells Fargo, VR, 2.393%, 6/2/28 (3)	710	695
Wells Fargo, VR, 2.879%, 10/30/30 (3)	735	700
Wells Fargo, VR, 3.526%, 3/24/28 (3)	1,520	1,512
Wells Fargo, VR, 3.584%, 5/22/28 (3)	1,600	1,591
Wells Fargo, 3.90%, 5/1/45	500	405
Wells Fargo, VR, 4.808%, 7/25/28 (3)	260	263
Wells Fargo, VR, 5.605%, 4/23/36 (3)	2,500	2,605
Wells Fargo, VR, 5.707%, 4/22/28 (3)	860	877
Wells Fargo, VR, 6.303%, 10/23/29 (3)	690	729
Wells Fargo Bank, 5.254%, 12/11/26	760	769
Westpac Banking, 3.35%, 3/8/27	580	578
Westpac Banking, VR, 4.322%, 11/23/31 (3)	240	240
Westpac Banking, VR, 5.405%, 8/10/33 (3)	200	206
		105,327
Brokerage Asset Managers Exchanges 0.4%
BlackRock Funding, 5.25%, 3/14/54	3,000	2,847
Charles Schwab, VR, 4.914%, 11/14/36 (3)	2,395	2,374
Charles Schwab, VR, 6.196%, 11/17/29 (3)	460	486
Intercontinental Exchange, 1.85%, 9/15/32	15	13
Intercontinental Exchange, 5.20%, 6/15/62	800	734
Intercontinental Exchange, 5.25%, 6/15/31	110	115

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Nasdaq, 5.95%, 8/15/53	15	16
		6,585
Finance Companies 0.1%
AerCap Ireland Capital, 2.45%, 10/29/26	150	149
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41	1,750	1,430
Avolon Holdings Funding, 6.375%, 5/4/28 (1)	150	156
		1,735
Financial Other 0.1%
Atlas Warehouse Lending, 4.625%, 11/15/28 (1)	1,665	1,673
		1,673
Insurance 2.6%
Aetna, 3.875%, 8/15/47	110	82
Aetna, 6.625%, 6/15/36	745	817
Aetna, 6.75%, 12/15/37	240	264
American International Group, 3.875%, 1/15/35	40	37
Arthur J Gallagher, 4.85%, 12/15/29	25	26
Arthur J Gallagher, 5.45%, 7/15/34	920	949
Arthur J Gallagher, 6.75%, 2/15/54	50	55
Athene Global Funding, 4.86%, 8/27/26 (1)	200	201
Athene Global Funding, 5.033%, 7/17/30 (1)	2,115	2,134
Berkshire Hathaway Finance, 5.75%, 1/15/40	240	259
Centene, 2.45%, 7/15/28	1,550	1,458
Centene, 2.50%, 3/1/31	60	52
Centene, 3.00%, 10/15/30	600	537
Centene, 4.25%, 12/15/27	240	239
Chubb INA Holdings, 5.00%, 3/15/34	700	714
Corebridge Financial, 3.65%, 4/5/27	240	239
Corebridge Financial, 3.85%, 4/5/29	120	119
Corebridge Financial, VR, 6.875%, 12/15/52 (3)	210	216
Corebridge Global Funding, 4.25%, 8/21/28 (1)	450	451
Corebridge Global Funding, 4.65%, 8/20/27 (1)	70	71
Elevance Health, 2.25%, 5/15/30	60	55
Elevance Health, 4.101%, 3/1/28	15	15
Elevance Health, 4.55%, 3/1/48	30	25
Elevance Health, 4.65%, 1/15/43	85	76
Elevance Health, 6.10%, 10/15/52 (4)	560	575
Enact Holdings, 6.25%, 5/28/29	1,509	1,582
Equitable America Global Funding, 4.30%, 12/15/28 (1)	495	497
Fidelity National Financial, 4.50%, 8/15/28	70	71
First American Financial, 5.45%, 9/30/34	480	482
Fortitude Group Holdings, 6.25%, 4/1/30 (1)	2,200	2,282
Globe Life, 4.55%, 9/15/28	360	364
Globe Life, 5.85%, 9/15/34	680	713
Health Care Service, 2.20%, 6/1/30 (1)	15	14
Humana, 5.375%, 4/15/31	220	225

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Humana, 5.75%, 12/1/28	160	166
Humana, 5.95%, 3/15/34	50	52
Jackson Financial, 3.125%, 11/23/31	560	509
Jackson National Life Global Funding, 4.70%, 6/5/28 (1)	2,260	2,288
Jackson National Life Global Funding, 4.90%, 1/13/27 (1)	225	227
Marsh & McLennan, 5.00%, 3/15/35	240	242
Marsh & McLennan, 5.75%, 11/1/32	340	363
MassMutual Global Funding II, 5.10%, 4/9/27 (1)	220	223
Met Tower Global Funding, 4.00%, 1/14/29 (1)	1,015	1,013
MetLife, 5.30%, 12/15/34	140	145
MetLife, 5.875%, 2/6/41	220	230
MetLife, 6.375%, 6/15/34	220	244
MetLife, 10.75%, 8/1/69	80	106
MGIC Investment, 5.25%, 8/15/28	850	849
New York Life Global Funding, 4.05%, 2/2/29 (1)(2)	2,730	2,734
New York Life Insurance, 3.75%, 5/15/50 (1)	20	15
Pacific Life Global Funding II, 4.375%, 2/3/31 (1)(2)	2,030	2,032
Pricoa Global Funding I, 4.35%, 11/25/30 (1)	4,085	4,086
Principal Financial Group, 2.125%, 6/15/30	215	196
Principal Financial Group, 3.70%, 5/15/29	195	192
Progressive, 2.45%, 1/15/27	160	158
Progressive, 6.25%, 12/1/32	60	66
Prudential Financial, VR, 5.125%, 3/1/52 (3)	240	237
Prudential Financial, VR, 6.00%, 9/1/52 (3)	120	124
Reinsurance Group of America, 5.75%, 9/15/34	1,060	1,102
RGA Global Funding, 4.35%, 8/25/28 (1)	870	875
RGA Global Funding, 4.60%, 11/25/30 (1)	1,220	1,222
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1)(4)	1,295	1,300
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	20	17
Travelers, 5.35%, 11/1/40	240	243
UnitedHealth Group, 2.00%, 5/15/30	2,810	2,565
UnitedHealth Group, 3.50%, 8/15/39	740	611
UnitedHealth Group, 3.85%, 6/15/28	60	60
UnitedHealth Group, 3.875%, 12/15/28	120	120
UnitedHealth Group, 4.20%, 5/15/32	860	846
UnitedHealth Group, 4.20%, 1/15/47	35	29
UnitedHealth Group, 4.25%, 1/15/29	1,940	1,952
UnitedHealth Group, 4.95%, 1/15/32	120	123
UnitedHealth Group, 4.95%, 5/15/62	330	283
UnitedHealth Group, 5.00%, 4/15/34	100	101
UnitedHealth Group, 5.35%, 2/15/33	150	156
UnitedHealth Group, 5.75%, 7/15/64	120	116
UnitedHealth Group, 5.80%, 3/15/36	220	233
Willis North America, 5.15%, 3/15/36	2,410	2,402
		46,749

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Real Estate Investment Trusts 1.3%
Alexandria Real Estate Equities, 3.95%, 1/15/27	40	40
Alexandria Real Estate Equities, 4.00%, 2/1/50	40	30
American Homes 4 Rent, 5.50%, 7/15/34	480	491
AvalonBay Communities, 2.95%, 5/11/26	120	120
AvalonBay Communities, 4.35%, 12/1/30	2,455	2,456
Boston Properties, 2.75%, 10/1/26	680	674
Boston Properties, 3.25%, 1/30/31	60	56
Boston Properties, 4.50%, 12/1/28	580	584
Brixmor Operating Partnership, 3.90%, 3/15/27	15	15
Brixmor Operating Partnership, 4.05%, 7/1/30	85	84
Brixmor Operating Partnership, 4.125%, 5/15/29	480	478
Brixmor Operating Partnership, 4.85%, 2/15/33	330	329
Camden Property Trust, 4.10%, 10/15/28	240	241
Camden Property Trust, 5.85%, 11/3/26	900	911
Cousins Properties, 5.375%, 2/15/32	540	557
Cousins Properties, 5.875%, 10/1/34	460	480
Digital Realty Trust, 4.45%, 7/15/28	240	242
Essex Portfolio, 2.65%, 3/15/32	35	31
Essex Portfolio, 4.50%, 3/15/48	20	17
Essex Portfolio, 4.875%, 2/15/36	1,405	1,368
Extra Space Storage, 4.00%, 6/15/29	15	15
Healthcare Realty Holdings, 2.00%, 3/15/31	120	106
Healthpeak Properties, 2.125%, 12/1/28	15	14
Healthpeak Properties, 2.875%, 1/15/31	15	14
Invitation Homes Operating Partnership, 4.15%, 4/15/32	120	116
Kilroy Realty, 4.25%, 8/15/29	150	147
Kilroy Realty, 4.75%, 12/15/28	240	241
Kilroy Realty, 6.25%, 1/15/36	240	248
Mid-America Apartments, 1.10%, 9/15/26	120	118
Mid-America Apartments, 3.95%, 3/15/29	660	657
Mid-America Apartments, 5.30%, 2/15/32	180	188
Physicians Realty, 2.625%, 11/1/31	15	13
Prologis, 4.00%, 9/15/28	735	736
Public Storage, 1.95%, 11/9/28	555	526
Public Storage, 5.35%, 8/1/53	40	39
Public Storage Operating, 1.85%, 5/1/28	380	363
Public Storage Operating, 5.125%, 1/15/29 (4)	700	723
Realty Income, 3.00%, 1/15/27	900	894
Realty Income, 3.25%, 1/15/31	120	114
Realty Income, 3.95%, 8/15/27	25	25
Realty Income, 4.125%, 10/15/26	140	140
Realty Income, 5.125%, 2/15/34	200	204
Realty Income, 5.625%, 10/13/32	430	455
Regency Centers, 3.60%, 2/1/27	40	40
Rexford Industrial Realty, 2.15%, 9/1/31	120	105

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Simon Property Group, 1.375%, 1/15/27	240	235
Simon Property Group, 2.65%, 2/1/32 (4)	70	63
Simon Property Group, 3.25%, 11/30/26	360	358
Simon Property Group, 3.80%, 7/15/50 (4)	35	26
Simon Property Group, 4.30%, 1/15/31	2,400	2,394
Simon Property Group, 4.75%, 9/26/34	60	60
Ventas Realty, 3.00%, 1/15/30	60	57
Ventas Realty, 4.40%, 1/15/29	750	754
Ventas Realty, 5.00%, 1/15/35	80	80
Ventas Realty, 5.625%, 7/1/34	230	240
Welltower OP, 2.80%, 6/1/31	920	851
Welltower OP, 4.125%, 3/15/29	240	241
Welltower OP, 4.25%, 4/15/28	370	373
Welltower OP, 5.125%, 7/1/35	1,310	1,330
WP Carey, 4.25%, 10/1/26	120	120
		22,627
Total Financial Institutions		184,696
INDUSTRIAL 16.8%
Basic Industry 0.6%
Air Products & Chemicals, 2.80%, 5/15/50	120	77
Air Products & Chemicals, 4.60%, 2/8/29	440	448
Air Products & Chemicals, 4.75%, 2/8/31 (4)	180	185
AngloGold Ashanti Holdings, 3.375%, 11/1/28	880	855
ArcelorMittal, 4.55%, 3/11/26	80	80
ArcelorMittal, 6.00%, 6/17/34	120	128
ArcelorMittal, 6.55%, 11/29/27	160	167
ArcelorMittal, 6.80%, 11/29/32	1,030	1,154
ArcelorMittal, 7.00%, 10/15/39	120	135
BHP Billiton Finance USA, 4.90%, 2/28/33	120	122
BHP Billiton Finance USA, 5.10%, 9/8/28	1,530	1,573
Celanese US Holdings, 1.40%, 8/5/26	150	147
Freeport-McMoRan, 4.125%, 3/1/28	240	240
Freeport-McMoRan, 4.625%, 8/1/30	370	373
Freeport-McMoRan, 5.45%, 3/15/43	850	829
Nutrien, 4.00%, 12/15/26	180	180
Nutrien, 4.20%, 4/1/29	680	680
Nutrien, 5.40%, 6/21/34 (4)	750	772
Reliance, 2.15%, 8/15/30	400	364
Southern Copper, 5.25%, 11/8/42	250	242
Southern Copper, 5.875%, 4/23/45	180	187
Southern Copper, 7.50%, 7/27/35	110	130
Steel Dynamics, 3.25%, 1/15/31	120	114
Steel Dynamics, 5.375%, 8/15/34	240	247
Suzano Austria GmbH, 2.50%, 9/15/28	130	124
Suzano Austria GmbH, 3.125%, 1/15/32	120	108
Suzano Austria GmbH, 3.75%, 1/15/31	140	132

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Vale, 5.625%, 9/11/42	120	121
WRKCo, 4.90%, 3/15/29	900	918
Yara International, 7.378%, 11/14/32 (1)	100	113
		10,945
Capital Goods 1.9%
AGCO, 5.45%, 3/21/27	240	243
Amphenol, 5.05%, 4/5/29	60	62
Boeing, 2.70%, 2/1/27	150	148
Boeing, 2.80%, 3/1/27	420	415
Boeing, 3.60%, 5/1/34	3,800	3,459
Boeing, 5.04%, 5/1/27	230	232
Boeing, 6.259%, 5/1/27	1,560	1,600
Boeing, 6.858%, 5/1/54	710	800
Boeing, 6.875%, 3/15/39	210	237
Caterpillar Financial Services, 3.95%, 11/14/28	3,325	3,336
CNH Industrial Capital, 4.375%, 3/7/31	3,155	3,129
CRH America Finance, 5.50%, 1/9/35	600	624
CRH SMW Finance DAC, 5.125%, 1/9/30	350	361
Ferguson Enterprises, 5.00%, 10/3/34	1,250	1,255
General Dynamics, 3.75%, 5/15/28	210	210
General Dynamics, 4.25%, 4/1/40	1,050	957
General Electric Captial, 6.75%, 3/15/32 (4)	460	520
Howmet Aerospace, 3.00%, 1/15/29	60	58
Howmet Aerospace, 5.95%, 2/1/37	580	626
John Deere Capital, 1.75%, 3/9/27	240	235
John Deere Capital, 2.35%, 3/8/27	1,520	1,498
John Deere Capital, 2.65%, 6/10/26	15	15
John Deere Capital, 4.40%, 9/8/31	215	217
John Deere Capital, 4.50%, 1/16/29	60	61
John Deere Capital, 4.95%, 7/14/28	80	82
John Deere Capital, 5.10%, 4/11/34	200	206
Johnson Controls International / Tyco Fire & Security Finance, 1.75%, 9/15/30	190	170
Johnson Controls International / Tyco Fire & Security Finance, 5.50%, 4/19/29	320	333
L3Harris Technologies, 5.25%, 6/1/31	720	749
L3Harris Technologies, 5.40%, 1/15/27	410	416
Lockheed Martin, 4.75%, 2/15/34	500	506
Northrop Grumman, 3.85%, 4/15/45	15	12
Northrop Grumman, 5.25%, 5/1/50	460	438
Owens Corning, 3.95%, 8/15/29	360	357
Owens Corning, 5.70%, 6/15/34 (4)	160	168
Parker-Hannifin, 4.50%, 9/15/29	25	25
Regal Rexnord, 6.30%, 2/15/30	50	53
Regal Rexnord, 6.40%, 4/15/33	1,280	1,368
Republic Services, 2.375%, 3/15/33	490	427
Republic Services, 5.00%, 4/1/34	495	506
RTX, 4.125%, 11/16/28	650	653

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
RTX, 4.50%, 6/1/42	1,450	1,312
RTX, 6.10%, 3/15/34	3,000	3,275
Stanley Black & Decker, 4.25%, 11/15/28	460	461
Stanley Black & Decker, 5.20%, 9/1/40	160	155
Tyco Electronics Group, 4.875%, 2/9/36 (2)	735	731
Waste Connections, 3.20%, 6/1/32	65	61
Waste Connections, 5.00%, 3/1/34	1,220	1,241
Westinghouse Air Brake Technologies, 4.70%, 9/15/28	330	334
		34,337
Communications 2.6%
America Movil SAB de CV, 6.375%, 3/1/35 (4)	85	93
American Tower, 5.80%, 11/15/28	1,450	1,514
AppLovin, 5.50%, 12/1/34	1,080	1,107
AT&T, 2.25%, 2/1/32	345	303
AT&T, 2.75%, 6/1/31	2,500	2,298
AT&T, 3.50%, 6/1/41	650	511
AT&T, 4.55%, 11/1/32	1,215	1,206
AT&T, 5.40%, 2/15/34	1,300	1,340
Charter Communications Operating, 2.80%, 4/1/31	245	221
Charter Communications Operating, 3.70%, 4/1/51	255	163
Charter Communications Operating / Charter Communications Operating Capital, 6.384%, 10/23/35	360	369
Comcast, 2.35%, 1/15/27	260	257
Comcast, 2.65%, 2/1/30	40	38
Comcast, 2.80%, 1/15/51	220	128
Comcast, 2.887%, 11/1/51	60	35
Comcast, 3.30%, 2/1/27 (4)	780	776
Comcast, 5.30%, 6/1/34	220	226
Comcast, 5.65%, 6/15/35 (4)	980	1,023
Comcast, 7.05%, 3/15/33	1,000	1,142
Crown Castle, 2.10%, 4/1/31	1,800	1,591
Crown Castle, 4.80%, 9/1/28	490	497
Crown Castle International, 2.25%, 1/15/31	265	237
Crown Castle International, 2.90%, 3/15/27	850	839
Crown Castle International, 3.70%, 6/15/26	80	80
Crown Castle International, 4.45%, 2/15/26	60	60
Meta Platforms, 5.40%, 8/15/54	1,800	1,659
Meta Platforms, 5.50%, 11/15/45	4,490	4,318
Meta Platforms, 5.60%, 5/15/53	220	209
Netflix, 4.375%, 11/15/26	90	90
Netflix, 4.90%, 8/15/34 (4)	240	244
Netflix, 5.875%, 11/15/28	240	252
NTT Finance, 4.876%, 7/16/30 (1)	865	882
Orange, 4.75%, 1/13/33 (1)	1,310	1,306
Orange, 5.375%, 1/13/42	240	235
Rogers Communications, 4.50%, 3/15/42	205	176

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Rogers Communications, 5.00%, 2/15/29	2,645	2,699
Sprint Capital, 6.875%, 11/15/28	1,000	1,073
Sprint Capital, 8.75%, 3/15/32	270	327
Take-Two Interactive Software, 4.95%, 3/28/28	580	591
Take-Two Interactive Software, 5.60%, 6/12/34	480	499
Telefonica Emisiones, 7.045%, 6/20/36	1,060	1,184
Time Warner Cable, 5.50%, 9/1/41	660	578
Time Warner Cable, 6.55%, 5/1/37	530	536
Time Warner Cable, 6.75%, 6/15/39	110	110
Time Warner Cable, 7.30%, 7/1/38	240	254
T-Mobile USA, 2.25%, 2/15/26	130	130
T-Mobile USA, 2.25%, 11/15/31	15	13
T-Mobile USA, 2.55%, 2/15/31	260	238
T-Mobile USA, 2.875%, 2/15/31	240	223
T-Mobile USA, 3.375%, 4/15/29	900	878
T-Mobile USA, 3.40%, 10/15/52	860	575
T-Mobile USA, 3.50%, 4/15/31	140	134
T-Mobile USA, 3.75%, 4/15/27	395	394
T-Mobile USA, 4.375%, 4/15/40	980	875
T-Mobile USA, 4.80%, 7/15/28	230	234
T-Mobile USA, 4.95%, 11/15/35	1,800	1,780
T-Mobile USA, 5.00%, 2/15/36	1,400	1,385
T-Mobile USA, 5.15%, 4/15/34	240	244
TWDC Enterprises 18, 1.85%, 7/30/26	120	119
TWDC Enterprises 18, 7.00%, 3/1/32	440	500
Verizon Communications, 2.355%, 3/15/32	150	132
Verizon Communications, 2.65%, 11/20/40	700	498
Verizon Communications, 4.00%, 3/22/50	10	8
Verizon Communications, 4.329%, 9/21/28	1,300	1,310
Verizon Communications, 4.75%, 1/15/33	1,200	1,200
Walt Disney, 2.00%, 9/1/29 (4)	130	122
Walt Disney, 2.65%, 1/13/31	1,040	973
Walt Disney, 3.375%, 11/15/26	220	219
Walt Disney, 6.20%, 12/15/34 (4)	280	313
		45,773
Consumer Cyclical 1.9%
Amazon.com, 3.875%, 8/22/37	115	104
Amazon.com, 4.65%, 11/20/35	3,100	3,069
American Honda Finance, 4.55%, 7/9/27	2,450	2,473
AutoZone, 1.65%, 1/15/31	30	26
AutoZone, 3.75%, 6/1/27	30	30
AutoZone, 5.05%, 7/15/26	250	251
Best Buy, 1.95%, 10/1/30	920	828
Best Buy, 4.45%, 10/1/28	240	242
CBRE Services, 2.50%, 4/1/31	60	54
CBRE Services, 4.90%, 1/15/33	560	562

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
CBRE Services, 5.95%, 8/15/34	250	266
Cummins, 5.45%, 2/20/54	210	206
Daimler Truck Finance North America, 4.15%, 1/12/29 (1)	635	635
Darden Restaurants, 3.85%, 5/1/27	240	240
Dollar General, 5.20%, 7/5/28	240	246
Dollar General, 5.50%, 11/1/52 (4)	620	596
eBay, 1.40%, 5/10/26	80	79
eBay, 2.60%, 5/10/31	90	82
eBay, 4.00%, 7/15/42	580	479
Ford Motor, 4.346%, 12/8/26	480	480
Ford Motor, 4.75%, 1/15/43	160	128
Ford Motor, 6.625%, 10/1/28	220	232
Ford Motor, 7.40%, 11/1/46	830	897
Ford Motor, 7.45%, 7/16/31	70	78
Ford Motor Credit, 4.271%, 1/9/27	1,320	1,320
Ford Motor Credit, 7.122%, 11/7/33	200	216
General Motors, 5.00%, 10/1/28 (4)	80	82
General Motors, 6.25%, 10/2/43	940	959
General Motors Financial, 1.50%, 6/10/26	130	129
General Motors Financial, 2.35%, 2/26/27	240	236
General Motors Financial, 2.40%, 4/10/28	130	125
General Motors Financial, 4.00%, 10/6/26	770	770
General Motors Financial, 4.35%, 1/17/27	140	140
General Motors Financial, 5.00%, 4/9/27	240	242
General Motors Financial, 5.40%, 4/6/26	120	120
General Motors Financial, 5.45%, 1/8/36 (4)	165	166
General Motors Financial, 5.80%, 6/23/28	120	124
General Motors Financial, 5.80%, 1/7/29	500	521
GLP Capital / GLP Financing II, 5.625%, 9/15/34	880	891
Home Depot, 4.95%, 6/25/34	540	551
Home Depot, 5.40%, 6/25/64	60	57
Home Depot, 5.875%, 12/16/36	90	97
Home Depot, 5.95%, 4/1/41	180	193
Hyundai Capital America, 4.55%, 1/8/31 (1)	610	610
Hyundai Capital America, 4.90%, 6/23/28 (1)	2,890	2,938
Hyundai Capital America, 5.35%, 3/19/29 (1)	20	21
Hyundai Capital America, 5.50%, 3/30/26 (1)	80	80
Las Vegas Sands, 3.50%, 8/18/26	130	129
Las Vegas Sands, 5.90%, 6/1/27	200	204
Las Vegas Sands, 6.00%, 8/15/29	60	63
Lowe's, 5.00%, 4/15/33	250	256
Lowe's Cos, 4.45%, 4/1/62	1,370	1,075
O'Reilly Automotive, 3.60%, 9/1/27	30	30
O'Reilly Automotive, 3.90%, 6/1/29	285	283
O'Reilly Automotive, 5.00%, 8/19/34	1,465	1,473
PACCAR Financial, Series R, 3.90%, 2/5/29 (2)	2,695	2,698
PACCAR Financial, Series R, 4.00%, 11/7/28	745	749

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
PACCAR Financial, 5.20%, 11/9/26	205	207
Ross Stores, 1.875%, 4/15/31	290	256
Starbucks, 2.55%, 11/15/30	320	297
Starbucks, 4.00%, 11/15/28	220	220
Starbucks, 4.90%, 2/15/31 (4)	170	175
TJX, 1.60%, 5/15/31	30	26
TJX, 2.25%, 9/15/26	240	238
Toyota Motor Credit, 1.90%, 4/6/28	120	115
Toyota Motor Credit, 3.20%, 1/11/27	240	239
Toyota Motor Credit, 3.65%, 1/8/29	1,140	1,133
Toyota Motor Credit, 4.60%, 10/10/31	80	81
Toyota Motor Credit, 4.65%, 1/5/29	60	61
Toyota Motor Credit, 4.80%, 1/5/34	120	121
Toyota Motor Credit, 5.05%, 5/16/29	60	62
Toyota Motor Credit, 5.25%, 9/11/28	970	1,003
Tractor Supply, 1.75%, 11/1/30	240	213
Uber Technologies, 5.35%, 9/15/54 (4)	40	38
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1)	200	203
		34,519
Consumer Non-Cyclical 3.5%
Abbott Laboratories, 1.40%, 6/30/30	140	125
Abbott Laboratories, 3.75%, 11/30/26	220	220
Abbott Laboratories, 4.75%, 11/30/36	410	408
Abbott Laboratories, 6.15%, 11/30/37	200	221
AbbVie, 2.95%, 11/21/26	990	983
AbbVie, 3.20%, 5/14/26	15	15
AbbVie, 3.20%, 11/21/29	15	15
AbbVie, 4.05%, 11/21/39	560	498
AbbVie, 4.50%, 5/14/35	715	700
AbbVie, 4.55%, 3/15/35	240	236
AbbVie, 4.80%, 3/15/29	145	148
AbbVie, 5.05%, 3/15/34	960	984
Amgen, 1.65%, 8/15/28	800	757
Amgen, 3.15%, 2/21/40	120	94
Amgen, 4.40%, 2/22/62	120	94
Amgen, 5.15%, 11/15/41	240	231
Amgen, 5.75%, 3/2/63	910	889
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	15	15
Anheuser-Busch InBev Worldwide, 8.20%, 1/15/39	1,320	1,691
AstraZeneca, 1.375%, 8/6/30	135	120
AstraZeneca, 4.00%, 1/17/29	520	522
AstraZeneca, 4.00%, 9/18/42	50	43
Astrazeneca Finance, 1.75%, 5/28/28	400	382
Astrazeneca Finance, 4.85%, 2/26/29	1,020	1,047
Astrazeneca Finance, 4.875%, 3/3/28	220	225
Astrazeneca Finance, 4.875%, 3/3/33	100	103

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Astrazeneca Finance, 5.00%, 2/26/34	200	206
BAT Capital, 3.557%, 8/15/27	538	535
BAT Capital, 4.39%, 8/15/37	250	229
BAT Capital, 4.70%, 4/2/27	180	181
BAT Capital, 7.079%, 8/2/43	90	101
BAT Capital, 7.081%, 8/2/53	1,100	1,242
Becton Dickinson, 4.874%, 2/8/29	180	184
Biogen, 3.15%, 5/1/50	15	10
Cencora, 2.70%, 3/15/31	280	258
Cencora, 4.85%, 12/15/29	970	992
Cigna Group, 4.90%, 12/15/48	3,110	2,756
CommonSpirit Health, 2.782%, 10/1/30	20	19
Conagra Brands, 5.00%, 8/1/30	2,000	2,021
CVS Health, 1.30%, 8/21/27	240	230
CVS Health, 1.875%, 2/28/31	15	13
CVS Health, 2.875%, 6/1/26	130	129
CVS Health, 3.00%, 8/15/26	200	199
CVS Health, 3.25%, 8/15/29	50	48
CVS Health, 4.125%, 4/1/40	660	561
CVS Health, 4.875%, 7/20/35	710	694
CVS Health, 5.00%, 1/30/29	60	61
CVS Health, 5.00%, 9/15/32	320	325
CVS Health, 5.125%, 7/20/45	145	130
CVS Health, 5.40%, 6/1/29	720	745
CVS Health, 5.70%, 6/1/34	60	62
CVS Health, 5.875%, 6/1/53	380	366
CVS Health, 6.00%, 6/1/63	850	816
CVS Health, 6.125%, 9/15/39	80	83
CVS Health, 6.25%, 6/1/27	240	247
Eli Lilly, 4.70%, 2/9/34	240	242
Eli Lilly, 4.90%, 10/15/35	2,500	2,530
Eli Lilly, 5.10%, 2/9/64	170	156
Eli Lilly, 5.20%, 8/14/64	180	168
Estee Lauder, 5.00%, 2/14/34 (4)	640	649
Hackensack Meridian Health, 4.211%, 7/1/48	85	70
Haleon US Capital, 3.375%, 3/24/27	620	616
HCA, 4.125%, 6/15/29	200	200
HCA, 4.375%, 3/15/42	20	17
HCA, 5.875%, 2/1/29	2,150	2,238
IQVIA, 6.25%, 2/1/29	1,095	1,152
Kaiser Foundation Hospitals, 2.81%, 6/1/41	1,250	928
Kaiser Foundation Hospitals, 3.002%, 6/1/51	840	548
Kenvue, 4.90%, 3/22/33	550	560
Kenvue, 5.00%, 3/22/30	700	720
Kenvue, 5.10%, 3/22/43	60	58
Kenvue, 5.20%, 3/22/63	90	82
Keurig Dr. Pepper, 3.20%, 5/1/30	3,500	3,327

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Kraft Heinz Foods, 5.20%, 3/15/32 (4)	3,000	3,081
Kroger, 2.65%, 10/15/26	1,550	1,536
Kroger, 5.00%, 9/15/34	120	120
Mars, 4.75%, 4/20/33 (1)	100	101
Mars, 5.00%, 3/1/32 (1)	2,000	2,054
McKesson, 1.30%, 8/15/26	240	237
McKesson, 4.90%, 7/15/28 (4)	240	246
MedStar Health, 3.626%, 8/15/49	30	22
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/1/55	10	8
Merck, 5.15%, 5/17/63	230	209
Mondelez International, 4.75%, 2/20/29	3,400	3,467
Northwell Healthcare, 3.979%, 11/1/46	20	16
NYU Langone Hospitals, 4.368%, 7/1/47	15	13
Pfizer, 4.50%, 11/15/32	2,465	2,472
Pfizer Investment Enterprises, 4.45%, 5/19/28	180	182
Providence St Joseph Health Obligated Group, 2.532%, 10/1/29	120	113
Revvity, 3.30%, 9/15/29	500	483
Reynolds American, 5.70%, 8/15/35	630	655
Reynolds American, 7.25%, 6/15/37	240	276
Roche Holdings, 4.075%, 12/2/30 (1)	1,605	1,600
Smithfield Foods, 5.20%, 4/1/29 (1)	15	15
Solventum, 5.40%, 3/1/29	291	301
Stanford Health Care, 3.795%, 11/15/48	10	8
Sutter Health, 3.695%, 8/15/28	240	239
Takeda Pharmaceutical, 5.00%, 11/26/28	1,160	1,187
Tyson Foods, 3.55%, 6/2/27	180	179
Tyson Foods, 4.35%, 3/1/29	120	121
Tyson Foods, 5.40%, 3/15/29	660	683
Wyeth, 5.95%, 4/1/37	240	258
Wyeth, 6.00%, 2/15/36	220	238
Zoetis, 4.15%, 8/17/28	2,890	2,906
		61,496
Energy 3.0%
Boardwalk Pipelines, 3.40%, 2/15/31	25	24
BP Capital Markets America, 3.543%, 4/6/27	1,080	1,077
BP Capital Markets America, 3.937%, 9/21/28	760	761
BP Capital Markets America, 4.812%, 2/13/33	430	435
BP Capital Markets America, 4.989%, 4/10/34	380	387
BP Capital Markets America, 5.227%, 11/17/34	360	371
Cameron LNG, 3.701%, 1/15/39 (1)	40	34
Canadian Natural Resources, 2.95%, 7/15/30 (4)	20	19
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	580	585
Cheniere Energy, 4.625%, 10/15/28	330	330
Cheniere Energy Partners, 4.50%, 10/1/29	240	241
Cheniere Energy Partners, 5.95%, 6/30/33	1,000	1,059
Chevron USA, 4.30%, 10/15/30 (4)	1,725	1,743

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Columbia Pipelines Holding, 4.999%, 11/17/32 (1)	2,580	2,590
Continental Resources, 4.375%, 1/15/28	310	310
Continental Resources, 4.90%, 6/1/44	180	146
Coterra Energy, 3.90%, 5/15/27	1,350	1,347
Coterra Energy, 4.375%, 3/15/29	60	60
Devon Energy, 4.75%, 5/15/42	250	219
Devon Energy, 5.20%, 9/15/34 (4)	90	91
Devon Energy, 7.95%, 4/15/32	60	70
Enbridge, 1.60%, 10/4/26	1,020	1,004
Enbridge, 4.20%, 11/20/28	1,710	1,715
Enbridge, 5.625%, 4/5/34	55	57
Enbridge, 5.90%, 11/15/26	90	91
Enbridge, 6.70%, 11/15/53	35	39
Enbridge, VR, 7.375%, 3/15/55 (3)(4)	210	223
Enbridge Energy Partners, 5.50%, 9/15/40	10	10
Energy Transfer, 4.95%, 6/15/28	60	61
Energy Transfer, 5.35%, 1/15/36	2,155	2,152
Energy Transfer, 5.55%, 5/15/34	100	103
Energy Transfer, 5.60%, 9/1/34	60	62
Enterprise Products Operating, 4.15%, 10/16/28	110	111
Enterprise Products Operating, 4.30%, 6/20/28	710	716
Enterprise Products Operating, 4.60%, 1/11/27	580	584
Enterprise Products Operating, 4.60%, 1/15/31	1,070	1,084
Enterprise Products Operating, 4.85%, 1/31/34	1,020	1,029
Enterprise Products Operating, VR, 5.25%, 8/16/77 (3)	240	239
Enterprise Products Operating, 5.35%, 1/31/33	100	104
Enterprise Products Operating, VR, 5.375%, 2/15/78 (3)	110	109
Enterprise Products Operating, 5.95%, 2/1/41	220	230
Enterprise Products Operating, 6.65%, 10/15/34	120	135
EOG Resources, 4.40%, 7/15/28	960	972
EOG Resources, 4.40%, 1/15/31 (4)	805	806
Expand Energy, 4.75%, 2/1/32	220	218
Expand Energy, 5.375%, 2/1/29	1,060	1,061
Expand Energy, 5.375%, 3/15/30	70	71
Halliburton, 2.92%, 3/1/30	500	474
Hess, 5.60%, 2/15/41	620	642
Hess, 7.125%, 3/15/33	50	58
HF Sinclair, 5.75%, 1/15/31 (4)	504	522
Marathon Petroleum, 5.70%, 3/1/35 (4)	2,500	2,584
MPLX, 4.80%, 2/15/31	1,635	1,653
MPLX, 5.50%, 6/1/34	280	286
MPLX, 5.65%, 3/1/53	350	326
Occidental Petroleum, 5.375%, 1/1/32	90	93
Occidental Petroleum, 6.125%, 1/1/31	500	529
Occidental Petroleum, 6.45%, 9/15/36	70	75
Occidental Petroleum, 7.875%, 9/15/31	320	368
Occidental Petroleum, 7.95%, 6/15/39	70	82

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
ONEOK, 4.85%, 7/15/26	120	120
ONEOK, 5.375%, 6/1/29	1,280	1,320
ONEOK, 5.55%, 11/1/26	710	717
ONEOK, 5.60%, 4/1/44	240	228
ONEOK, 6.625%, 9/1/53	200	210
Ovintiv, 6.50%, 8/15/34	80	86
Ovintiv, 7.375%, 11/1/31	60	67
Patterson-UTI Energy, 3.95%, 2/1/28	120	119
Patterson-UTI Energy, 5.15%, 11/15/29	560	567
Patterson-UTI Energy, 7.15%, 10/1/33	590	635
Sabine Pass Liquefaction, 4.20%, 3/15/28	70	70
Sabine Pass Liquefaction, 4.50%, 5/15/30	85	85
Sabine Pass Liquefaction, 5.00%, 3/15/27	1,280	1,288
Sabine Pass Liquefaction, 5.875%, 6/30/26	16	16
Schlumberger Investment, 4.50%, 5/15/28	240	242
Shell Finance U.S., 3.875%, 11/13/28 (1)	80	80
Shell Finance U.S., 6.375%, 12/15/38 (1)	240	267
Shell Finance US, 2.375%, 11/7/29	590	557
Shell Finance US, 2.75%, 4/6/30	1,030	977
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27	1,080	1,091
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29	90	91
Spectra Energy Partners, 3.375%, 10/15/26	520	518
Targa Resources, 5.20%, 7/1/27	1,260	1,279
Targa Resources, 5.50%, 2/15/35	170	174
Targa Resources Partner, 5.00%, 1/15/28	203	203
Targa Resources Partners / Targa Resources Partners Finance, 5.50%, 3/1/30	460	469
TotalEnergies Capital, 3.883%, 10/11/28	240	241
TotalEnergies Capital, 5.15%, 4/5/34	240	248
TotalEnergies Capital, 5.275%, 9/10/54	150	142
TotalEnergies Capital International, 3.127%, 5/29/50	1,450	974
TotalEnergies Capital USA, 4.569%, 1/13/33	1,550	1,549
TransCanada PipeLines, 4.625%, 3/1/34	1,060	1,035
TransCanada PipeLines, 5.85%, 3/15/36	200	209
TransCanada PipeLines, 7.625%, 1/15/39	120	143
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	10	9
Western Midstream Operating, 5.45%, 11/15/34	450	453
Western Midstream Operating, 6.35%, 1/15/29	640	675
Williams, 5.30%, 8/15/28	920	948
Williams, 5.40%, 3/2/26	120	120
Williams, 8.75%, 3/15/32	120	145
Williams Cos, 4.625%, 6/30/30	1,025	1,036
Williams Cos, 5.15%, 3/15/34	585	593
Woodside Finance, 4.50%, 3/4/29 (1)	20	20
		52,593
Industrial Other 0.1%
Cornell University, 4.835%, 6/15/34	360	365

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
President and Fellows of Harvard College, 4.609%, 2/15/35 (4)	810	816
Washington University, 3.524%, 4/15/54	120	87
		1,268
Technology 2.8%
Accenture Capital, 4.05%, 10/4/29	540	542
Accenture Capital, 4.50%, 10/4/34	990	973
Analog Devices, 1.70%, 10/1/28	1,020	964
Analog Devices, 3.50%, 12/5/26	530	529
Atlassian, 5.25%, 5/15/29	45	46
Broadcom, 2.45%, 2/15/31	540	494
Broadcom, 3.50%, 2/15/41	210	170
Broadcom, 4.00%, 4/15/29 (1)	240	239
Broadcom, 4.60%, 7/15/30	830	841
Broadcom, 4.60%, 1/15/33 (4)	2,475	2,466
Broadcom, 5.05%, 7/12/29	400	412
Broadcom, 5.15%, 11/15/31	140	145
Broadcom / Broadcom Cayman Finance, 3.50%, 1/15/28	210	209
Cadence Design Systems, 4.30%, 9/10/29	65	65
CDW, 4.25%, 4/1/28	45	45
CDW / CDW Finance, 2.67%, 12/1/26	1,110	1,097
CDW / CDW Finance, 3.25%, 2/15/29	260	251
CDW / CDW Finance, 5.55%, 8/22/34	160	162
Dell International / EMC, 8.10%, 7/15/36	810	972
Equinix, 2.90%, 11/18/26	520	516
Equinix Europe 2 Financing, 5.50%, 6/15/34	920	950
Fiserv, 3.20%, 7/1/26	40	40
Fiserv, 4.20%, 10/1/28	910	909
Fiserv, 5.15%, 8/12/34	360	356
Fiserv, 5.375%, 8/21/28	800	821
Fiserv, 5.45%, 3/2/28	1,500	1,537
Fortinet, 2.20%, 3/15/31	1,060	951
Foundry JV Holdco, 6.15%, 1/25/32 (1)	200	213
Foundry JV Holdco, 6.20%, 1/25/37 (1)	2,600	2,748
Intel, 1.60%, 8/12/28	260	245
Intel, 3.15%, 5/11/27	240	238
Intel, 3.75%, 3/25/27	910	908
Intel, 4.60%, 3/25/40	190	170
Intel, 4.875%, 2/10/28	120	122
Intel, 5.00%, 2/21/31	160	164
International Business Machines, 1.70%, 5/15/27	240	234
International Business Machines, 4.15%, 5/15/39	240	214
International Business Machines, 6.22%, 8/1/27	1,160	1,200
Intuit, 5.125%, 9/15/28	350	360
Keysight Technologies, 3.00%, 10/30/29	50	48
Keysight Technologies, 4.60%, 4/6/27	120	121
Keysight Technologies, 4.95%, 10/15/34	240	241

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Marvell Technology, 2.45%, 4/15/28	80	77
Marvell Technology, 2.95%, 4/15/31	2,240	2,074
Marvell Technology, 4.75%, 7/15/30	215	218
Marvell Technology, 4.875%, 6/22/28	120	122
Marvell Technology, 5.75%, 2/15/29 (4)	70	73
Motorola Solutions, 2.30%, 11/15/30	70	64
Motorola Solutions, 5.00%, 4/15/29	1,090	1,118
Motorola Solutions, 5.40%, 4/15/34	160	165
NXP, 2.50%, 5/11/31	135	122
NXP, 3.40%, 5/1/30	15	14
NXP / NXP Funding, 5.55%, 12/1/28	1,330	1,377
NXP / NXP Funding / NXP USA, 3.15%, 5/1/27	305	302
NXP / NXP Funding / NXP USA, 4.30%, 8/19/28	225	226
Oracle, 2.875%, 3/25/31	260	234
Oracle, 3.60%, 4/1/40	15	11
Oracle, 4.00%, 11/15/47	3,135	2,142
Oracle, 5.20%, 9/26/35 (4)	1,800	1,716
Oracle, 6.90%, 11/9/52	1,490	1,463
Qorvo, 4.375%, 10/15/29	956	942
RELX Capital, 3.00%, 5/22/30	25	24
RELX Capital, 4.00%, 3/18/29	560	559
Salesforce, 1.50%, 7/15/28	1,350	1,281
Salesforce, 1.95%, 7/15/31	70	62
Salesforce, 2.70%, 7/15/41	4,580	3,283
ServiceNow, 1.40%, 9/1/30	590	520
Teledyne Technologies, 1.60%, 4/1/26	70	70
Teledyne Technologies, 2.25%, 4/1/28	130	125
Teledyne Technologies, 2.75%, 4/1/31	870	806
Texas Instruments, 1.90%, 9/15/31	1,900	1,687
Texas Instruments, 3.875%, 3/15/39	190	169
Texas Instruments, 5.05%, 5/18/63	1,900	1,710
VeriSign, 4.75%, 7/15/27	880	880
Visa, 1.90%, 4/15/27	450	441
Visa, 2.70%, 4/15/40 (4)	915	701
Visa, 4.30%, 12/14/45	70	61
VMware, 1.40%, 8/15/26	225	222
VMware, 1.80%, 8/15/28	120	114
VMware, 3.90%, 8/21/27	160	160
Western Digital, 2.85%, 2/1/29	1,330	1,269
Western Digital, 3.10%, 2/1/32	70	65
		50,597
Transportation 0.4%
Burlington Northern Santa Fe, 5.05%, 3/1/41	140	138
Burlington Northern Santa Fe, 5.15%, 9/1/43	140	136
Burlington Northern Santa Fe, 5.50%, 3/15/55	210	207
Burlington Northern Santa Fe, 6.15%, 5/1/37	1,080	1,194

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Canadian Pacific Railway, 1.75%, 12/2/26	95	93
Canadian Pacific Railway, 2.875%, 11/15/29	120	115
Canadian Pacific Railway, 3.50%, 5/1/50	15	11
Canadian Pacific Railway, 4.70%, 5/1/48	10	9
Canadian Pacific Railway, 6.125%, 12/31/99	290	293
Element Fleet Management, 4.641%, 11/24/30 (1)	2,565	2,569
ERAC USA Finance, 4.50%, 2/15/45 (1)	10	9
ERAC USA Finance, 4.90%, 5/1/33 (1)	185	187
FedEx, 4.10%, 4/15/43	100	80
FedEx, 4.10%, 2/1/45	70	56
FedEx, 4.75%, 11/15/45	740	642
FedEx, 4.75%, 11/15/45	70	61
FedEx, 5.10%, 1/15/44	230	213
Norfolk Southern, 5.95%, 3/15/64	720	734
Southwest Airlines, 3.00%, 11/15/26	240	238
Southwest Airlines, 5.125%, 6/15/27	580	587
Transurban Finance, 2.45%, 3/16/31 (1)	30	27
United Airlines Pass-Through Trust, Series 2019-1, Class AA, 4.15%, 2/25/33	38	38
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	182	186
		7,823
Total Industrial		299,351
UTILITY 1.5%
Electric 1.4%
AEP Texas, 4.70%, 5/15/32	30	30
AES, 2.45%, 1/15/31 (4)	600	546
AES, 5.80%, 3/15/32	1,500	1,549
Ameren, 3.50%, 1/15/31	360	346
Ameren, 5.00%, 1/15/29 (4)	800	819
Ameren, 5.70%, 12/1/26	615	623
American Electric Power, VR, 6.95%, 12/15/54 (3)	170	182
American Electric Power, VR, 7.05%, 12/15/54 (3)	60	63
Appalachian Power, 4.40%, 5/15/44	500	420
Appalachian Power, 4.50%, 8/1/32	1,090	1,080
Appalachian Power, 7.00%, 4/1/38	760	861
Berkshire Hathaway Energy, 6.125%, 4/1/36	65	70
CMS Energy, VR, 3.75%, 12/1/50 (3)	130	120
Commonwealth Edison, 3.70%, 8/15/28	1,640	1,634
Commonwealth Edison, 4.00%, 3/1/48	60	48
Constellation Energy Generation, 4.40%, 1/15/31 (4)	1,275	1,272
Constellation Energy Generation, 5.80%, 3/1/33 (4)	320	340
Constellation Energy Generation, 6.25%, 10/1/39	120	130
Constellation Energy Generation, 6.50%, 10/1/53	50	54
DTE Energy, 2.85%, 10/1/26	800	794
DTE Energy, 5.10%, 3/1/29	450	462
Duke Energy Florida, 4.85%, 12/1/35	1,680	1,668
Duke Energy Florida, 5.95%, 11/15/52	2,050	2,121

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Duke Energy Indiana, 5.40%, 4/1/53	40	38
Entergy Arkansas, 5.45%, 6/1/34	240	250
Eversource Energy, 2.90%, 3/1/27	120	119
Eversource Energy, 5.95%, 7/15/34	160	169
FirstEnergy Transmission, 5.00%, 1/15/35	75	75
Georgia Power, 4.95%, 5/17/33	100	102
Metropolitan Edison, 4.30%, 1/15/29 (1)	75	75
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	15	15
National Grid, 5.602%, 6/12/28	320	331
Nevada Power, 3.70%, 5/1/29	940	929
New York State Electric & Gas, 5.30%, 8/15/34 (1)	75	77
NextEra Energy Capital Holdings, 4.685%, 9/1/27	420	425
NextEra Energy Capital Holdings, VR, 5.65%, 5/1/79 (3)	240	242
Niagara Mohawk Power, 4.647%, 10/3/30 (1)	865	870
Niagara Mohawk Power, 5.112%, 1/12/36 (1)	2,030	2,020
PacifiCorp, 2.90%, 6/15/52	90	53
PacifiCorp, 5.10%, 2/15/29	220	225
PacifiCorp, 5.75%, 4/1/37	240	244
PacifiCorp, 5.80%, 1/15/55	150	141
Southern, VR, 3.75%, 9/15/51 (3)	240	238
Southern, 4.40%, 7/1/46	300	254
Southern California Edison, 5.15%, 6/1/29	150	154
Southern Power, Series B, 4.90%, 10/1/35	850	835
Union Electric, 5.20%, 4/1/34	220	226
Xcel Energy, 4.00%, 6/15/28	90	90
Xcel Energy, 4.60%, 6/1/32	1,410	1,403
Xcel Energy, 5.45%, 8/15/33	120	124
		24,956
Natural Gas 0.1%
NiSource, 1.70%, 2/15/31	160	140
NiSource, 3.49%, 5/15/27	55	55
NiSource, 3.95%, 3/30/48	45	35
NiSource, 5.65%, 2/1/45	15	15
NiSource, VR, 6.375%, 3/31/55 (3)	220	227
NiSource, VR, 6.95%, 11/30/54 (3)	60	62
Southern California Gas, 2.95%, 4/15/27	220	218
Southern California Gas, 5.20%, 6/1/33	200	206
Southern California Gas, 5.75%, 6/1/53	210	209
Southern Co Gas Capital, 1.75%, 1/15/31	120	106
Southern Co Gas Capital, 4.95%, 9/15/34	730	731
Southern Co Gas Capital, 5.15%, 9/15/32	100	103
		2,107
Total Utility		27,063
Total Corporate Bonds (Cost $505,461)		511,110

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.3%
Local Authorities 0.4%
Kentucky Power Cost Recovery, 5.296%, 9/1/45	2,415	2,473
Province of Alberta, 4.50%, 1/24/34	205	206
Province of British Columbia Canada, 4.20%, 7/6/33	98	97
Province of British Columbia Canada, 4.80%, 6/11/35	2,619	2,668
Province of Manitoba Canada, 4.30%, 7/27/33	250	249
Province of Ontario Canada, 3.70%, 9/17/29	2,600	2,592
		8,285
Owned No Guarantee 0.1%
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)	1,200	1,157
		1,157
Sovereign 0.8%
Chile Government International Bonds, 5.65%, 1/13/37	2,500	2,635
Eagle Funding Luxco, 5.50%, 8/17/30 (1)	2,060	2,092
Mexico Government International Bond, 6.125%, 2/9/38	610	608
Peruvian Government International Bond, 5.375%, 2/8/35	1,000	1,018
Republic of Poland Government International Bond, 5.50%, 3/18/54	2,000	1,896
Romanian Government International Bonds, 6.625%, 5/16/36 (1)	2,700	2,826
United Mexican States, 4.75%, 3/8/44	300	245
United Mexican States, 2.659%, 5/24/31	2,800	2,492
United Mexican States, 3.50%, 2/12/34	700	603
		14,415
Total Foreign Government Obligations & Municipalities (Cost $23,298)		23,857
MUNICIPAL SECURITIES 1.1%
California 0.3%
Bay Area Toll Auth., Series S1, 6.918%, 4/1/40	1,000	1,136
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	50	41
California, GO, 7.50%, 4/1/34	1,500	1,740
California, GO, 7.60%, 11/1/40	1,200	1,456
California State Univ., 6.484%, 11/1/41	250	266
Regents of the University of California Medical Center Pooled Revenue, Series H, 6.548%, 5/15/48	600	641
Regents of the University of California Medical Center Pooled Revenue, Series F, 6.583%, 5/15/49	500	535
		5,815
District Of Columbia 0.0%
Metropolitan Washington Airports Auth. Dulles Toll Road Revenue, 7.462%, 10/1/46	225	265
		265
Georgia 0.1%
County of Fulton, GO, 5.148%, 7/1/39	205	208

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Series A, 6.637%, 4/1/57	1,771	1,913
		2,121
Illinois 0.2%
Chicago O'Hare Int'l Airport, Third Lien, 6.395%, 1/1/40	250	276
Chicago Wastewater Transmission Revenue, Series B, 6.90%, 1/1/40 (5)	2,000	2,217
Cook County, GO, 6.36%, 11/15/33	25	27
Illinois Municipal Electric Agency, 6.832%, 2/1/35	1,070	1,124
		3,644
Louisiana 0.0%
Louisiana Local Government Environmental Facilities & CDA, Series A, 4.475%, 8/1/39	60	58
		58
Maryland 0.0%
Maryland HHEFA, Series B, 4.815%, 7/1/43	40	38
		38
New York 0.0%
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series I-2, 5.658%, 5/1/40	480	499
New York State Urban Dev. Sales Tax Revenue, Series B, 2.59%, 3/15/35	70	60
		559
Ohio 0.2%
American Municipal Power, Series B, 7.834%, 2/15/41	1,200	1,408
American Municipal Power, Series C, 6.053%, 2/15/43	1,500	1,523
		2,931
Tennessee 0.0%
Metropolitan Government of Nashville & Davidson County, Series B, 3.235%, 7/1/52	75	49
		49
Texas 0.3%
Dallas Area Rapid Transit, 4.922%, 12/1/41	1,955	1,888
Dallas Fort Worth Int'l Airport, Series C, 2.843%, 11/1/46	65	47
Dallas Fort Worth Int'l Airport, Series A, 4.507%, 11/1/51	750	648
Dallas Fort Worth Int'l Airport, Series A, 5.045%, 11/1/47	250	241
Grand Parkway Transportation, Series B, 3.236%, 10/1/52	2,500	1,737
Texas Natural Gas Securitization Fin., Consumer Rate Relief Bonds, 5.169%, 4/1/41	30	31
Texas Private Activity Bond Surface Transportation, Series B, 3.922%, 12/31/49	30	24
		4,616
Virginia 0.0%
Univ. of Virginia, Series B, 2.584%, 11/1/51	75	46
		46

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wisconsin 0.0%
PFA, Series B, 3.405%, 7/1/51	70	49
		49
Total Municipal Securities (Cost $20,462)		20,191
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 3.7%
Collateralized Mortgage Obligations 2.2%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	6	6
Angel Oak Mortgage Trust, Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1)	54	47
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	244	243
Angel Oak Mortgage Trust, Series 2025-3, Class A1, CMO, ARM, 5.42%, 3/25/70 (1)	550	555
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1)	39	36
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A20, CMO, ARM, 2.50%, 11/25/51 (1)	96	80
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	27	25
COLT Mortgage Loan Trust, Series 2022-3, Class A1, CMO, ARM, 3.901%, 2/25/67 (1)	65	64
COLT Mortgage Loan Trust, Series 2025-4, Class A1, CMO, ARM, 5.794%, 4/25/70 (1)	192	195
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO, ARM, 5.48%, 8/25/70 (1)	1,455	1,472
COLT Mortgage Loan Trust, Series 2025-INV2, Class A1, CMO, ARM, 5.601%, 2/25/70 (1)	198	200
Deephaven Residential Mortgage Trust, Series 2026-INV1, Class A1, CMO, ARM, 5.02%, 12/25/70 (1)	1,510	1,512
EFMT, Series 2025-INV1, Class A1, CMO, ARM, 5.626%, 3/25/70 (1)	133	135
EFMT, Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1)	297	298
Ellington Financial Mortgage Trust, Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1)	18	17
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	100	71
Ellington Financial Mortgage Trust, Series 2025-INV5, Class A1, CMO, ARM, 5.077%, 12/25/70 (1)	369	371
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1F, FRN, CMO, ARM, 4.90%, 2/25/71 (1)(2)	875	875
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, FRN, CMO, ARM, SOFR30A + 0.85%, 4.547%, 11/25/41 (1)	7	7
Freddie Mac STACR REMIC Trust, Series 2024-HQA2, Class A1, FRN, CMO, ARM, SOFR30A + 1.25%, 4.947%, 8/25/44 (1)	892	895
Freddie Mac STACR REMIC Trust, Series 2025-DNA3, Class M1, FRN, CMO, ARM, SOFR30A + 1.10%, 4.797%, 9/25/45 (1)	1,298	1,300
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class A1, FRN, CMO, ARM, SOFR30A + 0.95%, 4.647%, 2/25/45 (1)	110	110
GCAT, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	54	47
GCAT Trust, Series 2025-NQM1, Class A1, CMO, ARM, 5.373%, 11/25/69 (1)	550	555
GCAT Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.529%, 6/25/70 (1)	1,932	1,957
GS Mortgage-Backed Securities Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.137%, 11/25/65 (1)	1,093	1,099
HOMES Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.22%, 8/25/70 (1)	2,017	2,032
JP Morgan Mortgage Trust, Series 2019-HYB1, Class B4, CMO, ARM, 5.038%, 10/25/49 (1)	839	848

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	179	180
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1)	1,099	1,106
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1)	3,056	3,090
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1)	269	272
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1)	239	242
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (1)	77	67
New Residential Mortgage Loan Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.53%, 5/25/65 (1)	814	826
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1)	2,340	2,364
New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1)	645	649
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.402%, 4/25/60 (1)	413	416
NYMT Loan Trust, Series 2026-INV1, Class A1, CMO, ARM, 4.766%, 2/25/61 (1)	600	601
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM, 5.143%, 7/27/65 (1)	1,094	1,103
OBX Trust, Series 2025-NQM15, Class A1F, FRN, CMO, ARM, SOFR30A + 1.15%, 4.847%, 7/27/65 (1)	579	579
OBX Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.603%, 3/25/65 (1)	2,108	2,136
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, ARM, 5.522%, 8/10/42 (1)	2,090	2,149
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.138%, 11/25/65 (1)	169	170
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO, ARM, 4.475%, 11/25/63 (1)	887	891
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO, ARM, 4.85%, 12/25/64 (1)	3,935	3,978
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	53	53
Verus Securitization Trust, Series 2025-2, Class A1, CMO, ARM, 5.307%, 3/25/70 (1)	517	522
Verus Securitization Trust, Series 2025-3, Class A1, CMO, ARM, 5.623%, 5/25/70 (1)	370	374
Verus Securitization Trust, Series 2025-7, Class A1F, FRN, CMO, ARM, SOFR30A + 1.20%, 4.897%, 8/25/70 (1)	1,572	1,574
		38,394
Commercial Mortgage-Backed Securities 1.5%
Bank, Series 2019-BN17, Class A4, ARM, 3.714%, 4/15/52	385	379
Bank5, Series 2024-5YR10, Class A3, ARM, 5.302%, 10/15/57	500	516
Bank5, Series 2024-5YR8, Class A3, ARM, 5.884%, 8/15/57	10	11
Bank5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57	2,010	2,115
Bank5, Series 2025-5YR14, Class A3, ARM, 5.646%, 4/15/58	2,495	2,610
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, ARM, 6.014%, 7/15/57	25	26
Benchmark Mortgage Trust, Series 2019-B12, Class A5, ARM, 3.116%, 8/15/52	555	533
Benchmark Mortgage Trust, Series 2019-B13, Class A4, ARM, 2.952%, 8/15/57	2,735	2,602
Benchmark Mortgage Trust, Series 2022-B36, Class A5, ARM, 4.47%, 7/15/55	2,255	2,210
Benchmark Mortgage Trust, Series 2023-B39, Class A5, ARM, 5.754%, 7/15/56	810	859
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM, 6.417%, 1/10/57	695	723

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Benchmark Mortgage Trust, Series 2024-V8, Class AM, ARM, 6.628%, 7/15/57	55	58
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM, 6.189%, 7/15/57	386	408
Benchmark Mortgage Trust, Series 2025-B41, Class A5, ARM, 5.407%, 7/15/68	540	559
Benchmark Mortgage Trust, Series 2025-V16, Class A3, ARM, 5.439%, 8/15/58	400	416
BMO Mortgage Trust, Series 2024-5C5, Class AS, ARM, 6.364%, 2/15/57	490	513
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, ARM, FRN, 1M TSFR + 1.32%, 5.004%, 1/15/42 (1)	190	190
BX Trust, Series 2023-LIFE, Class B, ARM, 5.391%, 2/15/28 (1)	100	98
BX Trust, Series 2025-ROIC, Class A, ARM, FRN, 1M TSFR + 1.14%, 4.824%, 3/15/30 (1)	724	724
CENT Trust, Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1)	2,810	2,851
Extended Stay America Trust, Series 2025-ESH, Class A, ARM, FRN, 1M TSFR + 1.30%, 4.98%, 10/15/42 (1)	475	477
Five Mortgage Trust, Series 2023-V1, Class A3, ARM, 5.668%, 2/10/56	50	51
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, ARM, 5.467%, 1/13/40 (1)	745	772
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class B, ARM, 5.758%, 1/13/40 (1)	1,340	1,389
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, ARM, 2.854%, 9/6/38 (1)	968	959
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, ARM, 3.377%, 1/5/39 (1)	100	86
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, ARM, 4.912%, 10/15/42 (1)	1,480	1,489
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-C35, Class A5, ARM, 5.633%, 8/15/58	1,215	1,284
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, ARM, 6.014%, 12/15/56	1,080	1,164
TX Trust, Series 2024-HOU, Class A, ARM, FRN, 1M TSFR + 1.59%, 5.272%, 6/15/39 (1)	100	100
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1)	200	200
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, ARM, 3.146%, 12/15/52	600	574
		26,946
Total Non-U.S. Government Mortgage-Backed Securities (Cost $64,724)		65,340
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 24.3%
U.S. Government Agency Obligations 19.0%
Federal Home Loan Mortgage
1.50%, 2/1/36 - 4/1/41	410	368
2.00%, 8/1/36 - 4/1/52	21,886	17,901
ARM, 2.347%, 11/25/31	390	354
2.50%, 3/1/42 - 5/1/52	23,390	20,138
3.00%, 9/1/32 - 6/1/52	22,880	20,575
3.50%, 10/1/47 - 6/1/52	4,884	4,547
3.71%, 9/25/32	165	160
4.00%, 11/1/37 - 11/1/52	9,013	8,706
ARM, 4.25%, 4/25/33	3,500	3,480
4.40%, 10/25/30	730	739
ARM, 4.421%, 5/25/30	3,115	3,160
4.43%, 2/25/33	125	126
4.50%, 11/1/52 - 10/1/53	1,487	1,462

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
5.00%, 11/25/28 - 10/1/55	9,539	9,633
ARM, 5.355%, 1/25/29	3,000	3,115
5.50%, 8/1/53 - 10/1/55	16,467	16,805
6.00%, 2/1/53 - 3/1/55	8,747	9,044
6.50%, 5/1/54 - 10/1/54	2,584	2,686
7.00%, 6/1/54	142	149
Federal National Mortgage
2.00%, 1/1/37	2,874	2,657
2.50%, 7/1/52	6,971	5,949
3.00%, 7/1/52	570	507
3.50%, 7/1/52	1,910	1,767
5.00%, 11/1/55	1,491	1,494
5.50%, 7/1/55	1,494	1,526
Federal National Mortgage Assn.
1.50%, 10/1/36 - 1/1/42	5,600	5,065
2.00%, 9/1/36 - 3/1/52	72,648	60,821
2.50%, 7/1/30 - 5/1/52	30,022	26,133
3.00%, 1/1/35 - 8/1/52	11,625	10,566
3.50%, 1/1/33 - 8/1/53	19,368	18,068
4.00%, 11/1/39 - 6/1/53	8,102	7,794
4.50%, 4/1/41 - 1/1/55	10,722	10,548
5.00%, 11/1/44 - 11/1/55	8,980	9,032
5.50%, 5/1/44 - 10/1/55	11,558	11,772
6.00%, 12/1/52 - 11/1/55	16,614	17,165
6.50%, 5/1/54 - 7/1/55	5,039	5,240
UMBS, TBA (6)
2.00%, 2/17/41	1,310	1,210
2.50%, 2/12/56	905	768
3.00%, 2/12/56	2,410	2,135
3.50%, 2/15/56	3,150	2,913
4.00%, 2/12/56	4,425	4,224
5.00%, 2/12/56	7,505	7,501
		338,003
U.S. Government Obligations 5.3%
Government National Mortgage Assn.
1.50%, 5/20/37	34	31
2.00%, 1/20/51 - 3/20/52	14,935	12,425
2.50%, 8/20/50 - 4/20/52	22,417	19,422
3.00%, 6/20/45 - 4/20/52	10,114	9,136
3.50%, 6/20/46 - 7/20/52	8,569	8,037
4.00%, 10/20/40 - 11/20/52	3,873	3,699
4.50%, 10/20/47 - 6/20/53	11,275	11,085
5.00%, 8/20/47 - 12/20/54	6,402	6,433
5.50%, 9/20/54	2,004	2,033
6.00%, 9/20/52 - 12/20/52	2,650	2,738
Government National Mortgage Assn., TBA (6)

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
4.00%, 2/15/56	3,810	3,603
4.50%, 2/19/56	2,990	2,919
5.00%, 2/19/56	3,415	3,413
5.50%, 2/19/56	8,985	9,082
6.00%, 2/19/56	1,215	1,243
		95,299
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $428,335)		433,302
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 34.2%
U.S. Treasury Obligations 34.2%
U.S. Treasury Bonds, 1.75%, 8/15/41	1,710	1,150
U.S. Treasury Bonds, 2.00%, 8/15/51	1,665	951
U.S. Treasury Bonds, 2.25%, 2/15/52	350	211
U.S. Treasury Bonds, 3.125%, 11/15/41	2,800	2,307
U.S. Treasury Bonds, 3.375%, 8/15/42	115	97
U.S. Treasury Bonds, 3.625%, 2/15/53	205	165
U.S. Treasury Bonds, 3.625%, 5/15/53	3,180	2,559
U.S. Treasury Bonds, 3.875%, 2/15/43	140	126
U.S. Treasury Bonds, 3.875%, 5/15/43	2,355	2,105
U.S. Treasury Bonds, 4.125%, 8/15/44	735	672
U.S. Treasury Bonds, 4.25%, 8/15/54	190	171
U.S. Treasury Bonds, 4.25%, 2/15/54	350	315
U.S. Treasury Bonds, 4.50%, 11/15/54	44,460	41,702
U.S. Treasury Bonds, 4.625%, 5/15/44	210	205
U.S. Treasury Bonds, 4.625%, 2/15/55 (7)	11,625	11,133
U.S. Treasury Bonds, 4.625%, 11/15/44	43,960	42,895
U.S. Treasury Bonds, 4.75%, 8/15/55	12,400	12,125
U.S. Treasury Bonds, 4.75%, 5/15/55	12,695	12,407
U.S. Treasury Bonds, 4.75%, 2/15/45	23,100	22,887
U.S. Treasury Bonds, 4.875%, 8/15/45	29,820	29,988
U.S. Treasury Bonds, 5.00%, 5/15/45	14,450	14,766
U.S. Treasury Notes, 1.25%, 8/15/31	590	513
U.S. Treasury Notes, 3.375%, 5/15/33	565	541
U.S. Treasury Notes, 3.50%, 2/15/33	200	193
U.S. Treasury Notes, 3.50%, 9/30/29	1,300	1,292
U.S. Treasury Notes, 3.50%, 10/15/28	5,500	5,487
U.S. Treasury Notes, 3.50%, 11/30/30	41,300	40,771
U.S. Treasury Notes, 3.50%, 12/15/28	52,000	51,862
U.S. Treasury Notes, 3.625%, 8/31/29	570	569
U.S. Treasury Notes, 3.625%, 5/31/28	800	801
U.S. Treasury Notes, 3.625%, 8/15/28	2,500	2,503
U.S. Treasury Notes, 3.625%, 10/31/30	4,100	4,071
U.S. Treasury Notes, 3.625%, 12/31/30	8,000	7,937
U.S. Treasury Notes, 3.625%, 9/30/30	21,290	21,149
U.S. Treasury Notes, 3.625%, 8/31/30	21,580	21,442
U.S. Treasury Notes, 3.75%, 12/31/28	195	196

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.875%, 8/15/34	230	225
U.S. Treasury Notes, 3.875%, 6/30/30	5,700	5,727
U.S. Treasury Notes, 3.875%, 4/30/30 (7)	8,000	8,042
U.S. Treasury Notes, 3.875%, 3/15/28	68,100	68,558
U.S. Treasury Notes, 4.00%, 2/29/28	1,130	1,140
U.S. Treasury Notes, 4.00%, 5/31/30	15,400	15,553
U.S. Treasury Notes, 4.00%, 3/31/30	18,000	18,180
U.S. Treasury Notes, 4.00%, 2/28/30	46,755	47,234
U.S. Treasury Notes, 4.125%, 11/30/29	1,950	1,979
U.S. Treasury Notes, 4.25%, 2/15/28	1,195	1,211
U.S. Treasury Notes, 4.25%, 2/28/29	1,345	1,369
U.S. Treasury Notes, 4.25%, 11/15/34	18,070	18,152
U.S. Treasury Notes, 4.25%, 8/15/35	21,800	21,820
U.S. Treasury Notes, 4.25%, 1/31/30	37,305	38,037
U.S. Treasury Notes, 4.375%, 12/31/29	250	256
U.S. Treasury Notes, 4.625%, 2/15/35	3,640	3,755
U.S. Treasury Notes, 4.75%, 11/15/53	265	259
		609,761
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $612,882)		609,761
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Government Reserve Fund, 3.76% (8)(9)	65,050	65,050
Total Short-Term Investments (Cost $65,050)		65,050
SECURITIES LENDING COLLATERAL 1.1%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.1%
Money Market Funds 1.1%
T. Rowe Price Treasury Reserve Fund, 3.74% (8)(9)	19,444	19,444
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		19,444
Total Securities Lending Collateral (Cost $19,444)		19,444
Total Investments in Securities 103.4% of Net Assets (Cost $1,834,391)		$1,843,313
Other Assets Less Liabilities (3.4%)		(60,515)
Net Assets 100.0%		$1,782,798

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $184,907 and represents 10.4% of net assets.

T. ROWE PRICE QM U.S. BOND ETF

(2)	When-issued security.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4)	All or a portion of this security is on loan at January 31, 2026.
(5)	Insured by Build America Mutual Assurance Company
(6)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $39,011 and represents 2.2% of net assets.
(7)	At January 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8)	Seven-day yield
(9)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA	Community Development Administration/Authority
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
PFA	Public Finance Authority/Agency
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. BOND ETF

(Amounts in 000s)
SWAPS 0.1%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S44, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 6/20/30	50,200	1,175	893	282
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S45, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30	30,750	728	643	85
Total Centrally Cleared Credit Default Swaps, Protection Sold				367
Net payments (receipts) of variation margin to date				$(367)
Variation margin receivable (payable) on centrally cleared swaps				$—

T. ROWE PRICE QM U.S. BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 84 Ultra U.S. Treasury Bonds contracts	03/26	10,094	$(229)
Long, 57 Ultra U.S. Treasury Notes ten year contracts	03/26	6,602	(95)
Long, 392 U.S. Treasury Notes five year contracts	03/26	42,948	(248)
Net payments (receipts) of variation margin to date			1
Variation margin receivable (payable) on open futures contracts			$(571)

T. ROWE PRICE QM U.S. BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$448++
T. Rowe Price Treasury Reserve Fund	—	—	—++
Totals	$—#	$—	$448+

Supplementary Investment Schedule
Affiliate	Value 10/31/25	Purchase Cost	Sales Cost	Value 1/31/26
T. Rowe Price Government Reserve Fund	$58,096	¤	¤	$65,050
T. Rowe Price Treasury Reserve Fund	—	¤	¤	19,444
	Total			$84,494^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $448 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $84,494.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM U.S. Bond ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE QM U.S. BOND ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	1,758,819	$—	1,758,819
Short-Term Investments	65,050	—	—	65,050
Securities Lending Collateral	19,444	—	—	19,444
Total	84,494	1,758,819	—	1,843,313
Swaps*	—	367	—	367
Total	$84,494	$1,759,186	$—	$1,843,680
Liabilities
Futures Contracts*	$572	$—	$—	$572

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF989-054Q1
01/26